Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Prepaid subscription	$ 1,084	$ 564
Prepaid materials	983	493
Prepaid rent and security deposit	145	201
Other prepaid expenses and current assets	241	526
Total prepaid expenses and other current assets	$ 2,453	$ 1,784